Fair Value Measurements - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets (liabilities)
Mortgage loans	$ 19,391.1	$ 19,221.2	$ 19,722.4
Policy loans	802.7	793.2	770.2
Reinsurance deposit receivable	5,383.0	6,078.7	7,901.0
Long-term debt	(3.0)	(3.0)	(67.8)
Carrying amount
Assets (liabilities)
Mortgage loans	19,391.1	19,221.2	19,722.4
Policy loans	802.7	793.2	770.2
Other investments	241.2	248.4	230.0
Cash and cash equivalents not required to be reported at fair value	1,336.2	627.8	552.9
Reinsurance deposit receivable	5,383.0	6,078.7	7,901.0
Cash collateral receivable	3.0	33.2	262.8
Investment contracts	(33,701.0)	(33,847.5)	(34,919.4)
Long-term debt	(3.0)	(3.0)	(67.8)
Separate account liabilities	(122,718.5)	(117,504.5)	(107,227.6)
Bank deposits	(433.1)	(399.5)	(352.4)
Cash collateral payable	(310.4)	(170.7)	(285.1)
Assets (liabilities) measured at fair value
Assets (liabilities)
Mortgage loans	17,559.6	17,583.5	17,847.1
Policy loans	767.3	780.1	749.5
Other investments	231.9	240.7	217.4
Cash and cash equivalents not required to be reported at fair value	1,336.2	627.8	552.9
Reinsurance deposit receivable	4,806.2	5,487.7	6,859.9
Cash collateral receivable	3.0	33.2	262.8
Investment contracts	(32,029.6)	(32,071.2)	(31,915.2)
Long-term debt	(2.5)	(0.4)	(60.5)
Separate account liabilities	(121,856.3)	(116,642.3)	(106,410.4)
Bank deposits	(426.2)	(385.3)	(336.3)
Cash collateral payable	(310.4)	(170.7)	(285.1)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 1
Assets (liabilities)
Cash and cash equivalents not required to be reported at fair value	1,336.2	627.8	552.9
Cash collateral receivable	3.0	33.2	262.8
Cash collateral payable	(310.4)	(170.7)	(285.1)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 2
Assets (liabilities)
Other investments	103.4	122.7	112.9
Investment contracts	(7,852.2)	(7,828.1)	(7,278.9)
Bank deposits	(426.2)	(385.3)	(336.3)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 3
Assets (liabilities)
Mortgage loans	17,559.6	17,583.5	17,847.1
Policy loans	767.3	780.1	749.5
Other investments	128.5	118.0	104.5
Reinsurance deposit receivable	4,806.2	5,487.7	6,859.9
Investment contracts	(24,177.4)	(24,243.1)	(24,636.3)
Long-term debt	(2.5)	(0.4)	(60.5)
Separate account liabilities	$ (121,856.3)	$ (116,642.3)	$ (106,410.4)